Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 19,274
Inventory	713,725	737,223	815,612
Accounts receivable, net	55,204	25,641	21,536
Other current assets	536,386	485,621	441,095
Total current assets	1,663,950	1,277,925	1,529,637
Investment in securities at cost	248,000	248,000	300,000
Property and equipment, net of accumulated depreciation	5,094	6,407	18,925
Total assets	1,917,044	1,532,332	1,848,562
Current liabilities:
Accounts payable	507,524	762,440	625,848
Cash overdraft		30,384
Liabilities for product returns and credits	104,565	70,054	8,701
Accrued liabilities	2,595,868	2,776,008	2,889,389
Accrued payroll and compensation expense	5,602,489	5,381,549	5,067,213
Accrued interest, current portion	6,704,921	6,281,805	5,758,603
Convertible debenture, current portion, net of discounts	264,284	264,284	264,284
Derivative liability	2,492,987	2,458,435	1,296,937
Liabilities from discontinued operations	4,779,745	4,664,960	4,511,075
Total current liabilities:	24,561,082	23,117,170	20,858,731
Deferred tax liability			55,946
Note payable, net of current portion	643,000	643,000	634,636
Convertible debenture, net of current portion, net of discount	2,256,587	2,177,723	2,077,934
Total liabilities	27,460,669	25,937,893	23,627,247
Commitments and contingencies
Stockholders’ deficit:
Common stock, par value $0.001; 100,000,000 shares authorized; 4,945,417 shares issued and outstanding	4,945	4,945	4,945
Additional paid-in capital	37,233,561	37,233,561	37,233,561
Accumulated deficit	(62,782,131)	(61,644,067)	(59,017,191)
Total stockholders’ deficit	(25,543,625)	(24,405,561)	(21,778,685)
Total liabilities and stockholders’ deficit	1,917,044	1,532,332	1,848,562
Nonrelated Party [Member]
Current assets:
Deposits on inventory	339,361	28,803	26,983
Current liabilities:
Short-term advances payable	162,866	162,966	172,966
Note payable	90,000	90,000	90,000
Related Party [Member]
Current assets:
Deposits on inventory		637	224,411
Current liabilities:
Short-term advances payable	1,104,000	22,452	21,882
Note payable	$ 151,833	$ 151,833	$ 151,833